Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Operating Expenses

			Year ended December 31,
	Notes		2015	2016	2017
			RMB	RMB	RMB
			(restated)	(restated)
Interconnection charges	(i	)	12,363	11,822	12,223
Cost of goods sold	(ii	)	34,990	38,705	31,712
Donations			18	19	23
Others	(iii	)	1,534	1,740	1,654

			48,905	52,286	45,612

Notes:

(i)	Interconnection charges represent amounts incurred for the use of other domestic and foreign telecommunications operators’ networks for delivery of voice and data traffic that originate from the Group’s telecommunications networks.
(ii)	Cost of goods sold primarily represents cost of telecommunications equipment sold.
(iii)	Others mainly include tax and surcharges other than value-added tax and income tax.